Performance Management - Tactical Advantage ETF	Jul. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund year over year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. . Updated performance information is available on the Fund’s website at www.tacticaladvantageetf.com/fund/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance One Year or Less [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of June 30, 2025 was 1.03%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 6.31% for the quarter ended March 31, 2024 and the lowest quarterly return was -1.67 for the quarter ended June 30, 2024.

Year to Date Return, Label [Optional Text]	The Fund’s calendar year-to-date return
Bar Chart, Year to Date Return	1.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.31%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.67%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance [Table]
	1 Year	Since Inception (April 19, 2023)
Return Before Taxes	9.99%	9.25%
Return After Taxes on Distributions	6.40%	6.80%
Return After Taxes on Distributions and Sale of Fund Shares	6.02%	6.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	24.50%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.tacticaladvantageetf.com/fund/